Share Capital - Schedule of Share Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Share based compensation	$ 3,867	$ 4,152	$ 1,420
Research and Development Expenses [Member]
Disclosure of classes of share capital [line items]
Share based compensation	2,255	2,027	900
Administrative and General Expenses [Member]
Disclosure of classes of share capital [line items]
Share based compensation	1,541	1,977	520
Marketing Expenses [Member]
Disclosure of classes of share capital [line items]
Share based compensation	$ 71	$ 148